Impairment charge (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax impairment charge		$ 224.3	$ 0.0
Deferred tax liability		(10.5)
After-tax impairment charge	$ 213.8	213.8
Current assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax impairment charge		5.5
Plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax impairment charge		0.3
Mineral property - non-depletable
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax impairment charge		142.4
Exploration and evaluation
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax impairment charge		$ 76.1